Revenues (Tables)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of comprehensive income
The amounts in the accompanying statements of comprehensive income are analyzed as follows:

	For the period from March 12, 2021 to December 31, 2021	For the period from January 1, 2022 to October 18, 2022
Time charter revenues	6,248,862	12,687,590
Other income	23,569	160,139
Total	6,272,431	12,847,729

The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
Time charter revenues	3,266,631	9,690,949
Voyage charter revenues	—	17,567,737
Other income	20,470	1,480,296

Total	3,287,101	28,738,982